Aging Analysis of Recorded Investment of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,427	$ 1,393
60-89 Days Past Due	1,060	2,048
90 Days Or Greater	13,901	5,456
Total Past Due	19,388	8,897
Current	455,374	438,357
Total Loans	474,762	447,254	425,069
Recorded Investment > 90 Days and Accruing	302	551
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	682	248
60-89 Days Past Due	66	214
90 Days Or Greater	1,642	200
Total Past Due	2,390	662
Current	60,086	51,064
Total Loans	62,476	51,726	51,784
Recorded Investment > 90 Days and Accruing	300	163
Construction and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	99	0
60-89 Days Past Due	0	0
90 Days Or Greater	0	0
Total Past Due	99	0
Current	18,116	14,571
Total Loans	18,215	14,571	12,472
Recorded Investment > 90 Days and Accruing	0	0
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,991	175
60-89 Days Past Due	319	1,611
90 Days Or Greater	10,655	4,526
Total Past Due	13,965	6,312
Current	271,061	266,521
Total Loans	285,026	272,833	258,441
Recorded Investment > 90 Days and Accruing	0	346
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	38	180
60-89 Days Past Due	38	32
90 Days Or Greater	11	35
Total Past Due	87	247
Current	8,274	9,574
Total Loans	8,361	9,821	10,772
Recorded Investment > 90 Days and Accruing	2	2
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	617	790
60-89 Days Past Due	637	191
90 Days Or Greater	1,593	695
Total Past Due	2,847	1,676
Current	97,837	96,627
Total Loans	100,684	98,303	91,600
Recorded Investment > 90 Days and Accruing	$ 0	$ 40